Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)
Current:
VAT receivables		¥ 6,589	¥ 8,810
Accounts receivable, net of allowance		1,209	4,388
Amounts due from related companies		3,236	4,131
Prepaid cost of revenue, sales and marketing expenses and others		1,242	3,388
Receivable for proceeds from disposal of investments			2,786
Deferred direct selling costs		948	1,283
Loan receivables, net		390	812
Advances to customers and merchants		435	788
Deferred tax assets		451	652
Interest receivables		314	447
Licensed copyrights of video content			327
Employee loans and advances		124	176
Others		2,055	1,072
Total Current	$ 4,222	16,993	29,060
Non-current:
Prepayment for acquisition of property and equipment		4,358	4,018
Prepayment for licensed copyrights of video content and others			1,639
Employee loans		451	451
Fair value of interest rate swap contracts			436
Deferred tax assets		30	386
Deferred direct selling costs		148	114
Prepaid upfront fees related to long - term borrowings		184	53
Others		666	954
Total Non-current	$ 1,169	¥ 5,837	¥ 8,051
Interest free employee loan maturity term	5 years	5 years
Minimum
Non-current:
Employee loan maturity term	4 years	4 years
Maximum
Non-current:
Employee loan maturity term	5 years	5 years